WESTERN ASSET TRUST, INC.

                             INTERMEDIATE PORTFOLIO

                             REPORT TO SHAREHOLDERS

                            FOR THE SIX MONTHS ENDED

                               DECEMBER 31, 1996

                                                               February 25, 1997



Dear Shareholder:

         Enclosed are the mid-year financial statements for the Western Asset Trust Intermediate Portfolio, covering the period July 1 - December 31, 1996.

         Now in its third year of operation, the fund continues to enjoy positive investment results relative to its benchmark both for this period and since inception. Total assets have risen to over $190 million, with more than 18 participants.

         The principal factors behind the fund's recent good performance, when it returned 5% (net of all fees) versus the Salomon Brothers' Broad Investment Grade Medium Term Index's 4.6% return, were its longer than market duration posture, which was rewarded by declining interest rates, and its emphasis on corporate and mortgage-backed securities, which profited from a narrowing of their yield spreads versus other domestic market sectors.

         Please feel free to call if you have any questions.


                                                Sincerely,

                                                /s/ W. Curtis Livingston

                                                W. Curtis Livingston
                                                President


Enclosure

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1996
                             (Amounts in Thousands)
                                  (Unaudited)


                                                 Principal
                                                  Amount                Value
CORPORATE BONDS AND NOTES  - 13.2%              -----------         -----------
Banking and Finance - 7.9%
     Associates Corporation, North America
         8.125%            1/15/98              $       340         $       347
     Deutsche Bank Financial Incorporated
         6.70%             12/13/06                   4,000               3,926
     Donaldson Lufkin & Jenrette
         5.625%            2/15/16                    2,500               2,409
     Ford Motor Credit Company
         6.42%             2/4/98                       300                 302
         5.86%             8/14/98                      250                 249
         6.125%            1/9/06                       235                 221
     General Electric Capital Corporation
         7.65%             2/23/98                      240                 245
     General Motors Acceptance Corp.
         6.00%             12/7/98                      210                 209
         8.375%            2/3/99                       300                 312
     Lehman Brothers Holdings, Inc.
         8.63%             2/26/99                      400                 417
     National Westminster Bancorp
         9.375%            11/15/03                     290                 331
     Norwest Corporation
         5.75%             11/16/98                     100                  99
         7.65%             3/15/05                      280                 294
     United States Leasing International
         8.75%             12/1/01                      500                 541
     Wachovia Capital Trust I(A)
         7.64%             1/15/27                    2,500               2,485
                                                                    -----------
                                                                         12,387
                                                                    -----------
Food and Beverage - 2.1%
     Philip Morris Companies, Inc.
         7.125%            10/1/04                    2,000               1,990
         6.95%             6/1/06                     1,350               1,366
                                                                    -----------
                                                                          3,356
                                                                    -----------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount             Value
                                                --------------      -----------
CORPORATE BONDS AND NOTES  - Continued
Industrial - 2.0%
     CSR America, Inc.
         6.875%            7/21/05              $       300         $       297
     TCI Communications, Inc.
         6.82%             9/15/10                    2,830               2,816
                                                                    -----------
                                                                          3,113
                                                                    -----------
Media and Entertainment - 1.2%
     Time Warner Inc.
         7.75%             6/15/05                    1,800               1,811
                                                                    -----------


Total Corporate Bonds and Notes
     (Identified Cost - $20,591)                                         20,667
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 21.8%
Fixed-rate Securities - 18.4%
     Bridgestone/Firestone Master Trust
         6.17%             7/1/03                     2,800               2,786
                                                                    -----------

     Chevy Chase Home Loan Trust
         7.15%             5/15/15                    1,300               1,312
                                                                    -----------

     Cityscape Home Equity Loan Trust(A)
         7.40%             9/25/27                    3,000               3,000
                                                                    -----------

     FASCO Auto Trust 1996-BA1(A)
         9.05%             3/17/03                    2,080               2,134
                                                                    -----------

     Fleet Finance Home Equity Trust
         6.70%             10/15/06                   1,137               1,143
                                                                    -----------

     Fleetwood Credit Corp. Grantor Trust
         8.75%             10/15/04                     181                 184
                                                                    -----------

     Ford Credit Auto Loan Master Trust
         7.375%            4/15/99                      220                 221
                                                                    -----------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount             Value
                                                --------------      -----------
ASSET-BACKED SECURITIES - Continued
Fixed-rate Securities - Continued
     Guaranteed Export Certificates
         6.13%             6/15/04              $     1,765         $     1,750
                                                                    -----------

     Lehman FHA Title I Loan Trust
         7.71%             8/25/17                    2,447               2,495
                                                                    -----------

     Lehman Home Improvement Loan Trust
         8.65%             7/25/17                       35                  36
                                                                    -----------

     Mego Mortgage FHA Title I Loan Trust
         6.55%             9/25/07                      777                 778
         7.275%            9/25/16                    1,447               1,455
                                                                    -----------
                                                                          2,233
                                                                    -----------
     Merrill Lynch Mortgage Investors, Inc.
         9.70%             6/15/08                    1,000               1,038
         9.65%             9/15/10                    1,750               1,891
                                                                    -----------
                                                                          2,929
                                                                    -----------
     NAL Auto Trust(A)
         7.30%             12/15/00                   1,899               1,902
                                                                    -----------

     Olympic Automobile Receivables Trust
         7.875%            7/15/01                      542                 552
                                                                    -----------

     Sears Credit Account Master Trust
         6.25%             1/15/03                      350                 351
                                                                    -----------

     Security Pacific Home Equity Loan
         8.10%             6/15/20                      104                 104
                                                                    -----------

     Standard Credit Card Master Trust
         5.50%             2/7/00                       150                 148
         5.90%             2/7/01                       190                 189
         6.55%             10/7/07                    2,000               1,965
                                                                    -----------
                                                                          2,302
                                                                    -----------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount             Value
                                                --------------      -----------
ASSET-BACKED SECURITIES - Continued
Fixed-rate Securities - Continued
     World Financial Network Credit Card Master
       Trust
         6.95%             4/15/06              $     2,050         $     2,082
                                                                    -----------

     World Omni Automobile Lease Securitization
       Trust
         6.05%             11/25/01                   1,419               1,421
                                                                    -----------


Variable-rate Securities(B) - 0.7%
     U.S. Home Equity Loan Certificates
         9.125%            4/15/21                    1,000               1,014
                                                                    -----------


Stripped Securities(C) - 0.8%
     Option One CTS Arm Trust
         3.039%(1)         3/25/01                    4,603                 239
                                                                    -----------

     Citibank Credit Card Master Trust I
         0%(2)             2/7/03                     1,300               1,000
                                                                    -----------


Indexed Security(D) - 1.9%
     Lehman Home Equity Loan Trust
         5.847%            12/15/27                   3,000               3,000
                                                                    -----------


Total Asset-backed Securities
     (Identified Cost - $34,085)                                         34,190
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 18.7%
Fixed-rate Securities - 12.1%
     Asset Securitization Corporation
         6.72%             11/12/26                   3,000               3,025
                                                                    -----------

     Citicorp Mortgage Securities, Inc.
         9.00%             6/1/02                     2,093               2,116
                                                                    -----------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount             Value
                                                --------------      -----------
MORTGAGE-BACKED SECURITIES - Continued
Fixed-rate Securities - Continued
     Criimi Mae Trust 1(A)
         6.77%             5/30/98              $     1,400         $     1,396
                                                                    -----------

     DLJ Mortgage Acceptance Corporation
         6.86%             11/12/21                   1,994               2,006
                                                                    -----------

     Metropolitan Asset Funding, Inc.
         6.05%             11/20/01                   2,000               1,992
         6.95%             8/20/08                    2,278               2,250
                                                                    -----------
                                                                          4,242
                                                                    -----------
     Resolution Trust Corporation
         7.75%             12/25/18                     247                 247
         8.40%             7/25/24                    1,308               1,314
                                                                    -----------
                                                                          1,561
                                                                    -----------
     Structured Asset Securities Corp.
         6.60%             10/25/24                   1,919               1,916
         7.75%             2/25/28                    2,645               2,679
                                                                    -----------
                                                                          4,595
                                                                    -----------

Variable-rate Securities(B) - 5.9%
     Housing Securities, Inc.(A)
         5.988%            11/25/26                     913                 902
                                                                    -----------

     Merrill Lynch Mortgage Investors, Inc.
         6.69%             11/21/28                   1,993               1,992
                                                                    -----------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount             Value
                                                --------------      -----------
MORTGAGE-BACKED SECURITIES - Continued
Variable-rate Securities(B) - Continued
     Resolution Trust Corporation
         5.965%            7/25/20              $        85         $        84
         8.765%            3/25/21                    2,190               2,247
         6.963%            6/25/24                      600                 588
         10.806%           1/25/25                      365                 374
         6.157%            1/25/27                      720                 706
         7.981%            9/25/29                      140                 140
         8.29%             9/25/29                      922                 943
         7.339%            12/25/29                   1,193               1,173
                                                                    -----------
                                                                          6,255
                                                                    -----------
     Securitized Asset Sales Series 1994
       Class A3
         6.933%            8/25/33                       81                  81
                                                                    -----------


Stripped Securities(C) - 0.4%
       CMC Securities Corp.
         0%(2)             2/25/09                      602                 433
                                                                    -----------

     Securitized Asset Sales Series 1995 - 6
         0%(2)             12/25/10                     352                 244
                                                                    -----------


Indexed Securities(D) - 0.3%
     Resolution Trust Corporation
         6.525%            9/25/21                      543                 534
                                                                    -----------


Total Mortgage-backed Securities
     (Identified Cost - $29,403)                                         29,382
-------------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount             Value
                                                --------------      -----------
U.S. GOVERNMENT OBLIGATIONS - 27.9%
     United States Treasury Notes
         6.125%            8/31/98 to 12/31/01  $    20,000         $    19,982
         5.875%            3/31/99 to 11/15/99        2,450               2,441
         6.50%             4/30/99                    1,980               2,004
         6.375%            5/15/99 to 9/30/01         7,540               7,591
         6.875%            3/31/00 to 5/15/06         7,240               7,450
         6.625%            7/31/01                    1,280               1,300
         7.00%             7/15/06                    2,870               2,982
                                                                    -----------


Total U.S Government Obligations
     (Identified Cost - $43,575)                                         43,750
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - 12.6%
Fixed-rate Securities - 10.5%
     Federal Home Loan Mortgage Corporation
         8.50%             7/1/06                       218                 224
         6.50%             1/1/12(F)                  6,200               6,088
         7.76%             5/1/12                       418                 422
         6.50%             6/1/13 to 11/1/15          1,828               1,772
         7.50%             4/1/17                       445                 453
         9.30%             4/15/19                    1,443               1,601
                                                                    -----------
                                                                         10,560
                                                                    -----------
     Federal National Mortgage Association
         8.50%             2/1/08                       931                 970
         6.50%             6/1/14                     1,828               1,772
         8.00%             12/1/14                    1,231               1,271
         7.00%             1/1/26                       895                 875
                                                                    -----------
                                                                          4,888
                                                                    -----------
     Government National Mortgage Association
         9.50%             9/15/05                      398                 420
         9.00%             6/15/06                      412                 428
                                                                    -----------
                                                                            848
                                                                    -----------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount             Value
                                                --------------      -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - Continued
Variable-rate Securities(B) - 1.9%
     Federal Home Loan Mortgage Corporation
         6.692%            1/1/19               $       124         $       123
                                                                    -----------

     Federal National Mortgage Association
         6.191%            3/1/18                       225                 221
                                                                    -----------

     Government National Mortgage Association
         6.50%             1/20/25                    2,611               2,669
                                                                    -----------


Stripped Securities(C) - 0.2%
     Federal Home Loan Mortgage Corporation
         10.00%(1)         3/1/21                       299                  82
                                                                    -----------

     Federal National Mortgage Association
         0%(2)             5/25/22                      370                 296
                                                                    -----------


Total U.S. Government Agency Mortgage-backed
     Securities
     (Identified Cost - $19,478)                                         19,687
-------------------------------------------------------------------------------

YANKEE BONDS(E) - 3.7%
Fixed-rate Securities - 2.7%
     Hydro - Quebec
         7.74%             2/26/99                      350                 360
     Province de Quebec
         8.625%            1/19/05                    1,000               1,119
         5.67%(G)          2/27/26                    1,100               1,086
     YPF Sociedad Anonima
         7.50%             10/26/02                   1,735               1,754
                                                                    -----------
                                                                          4,319
                                                                    -----------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount             Value
                                                --------------      -----------
YANKEE BONDS(E) - Continued
Indexed Security(D) - 1.0%
     United Mexican States(A)
         7.563%            8/6/01               $     1,500         $     1,503
                                                                     ----------

Total Yankee Bonds
     (Identified Cost - $5,788)                                           5,822
-------------------------------------------------------------------------------


                                                    Shares
                                                --------------
COMMON STOCKS  - 2.5%
     Blackrock 1999 Term Trust, Inc.                     10                  89
     Blackrock 2001 Term Trust, Inc.                    490               3,860
                                                                    -----------


Total Common Stocks
     (Identified Cost - $3,945)                                           3,949
-------------------------------------------------------------------------------


                                                   Principal
                                                    Amount
                                                --------------

SHORT-TERM INVESTMENTS - 3.6%
Corporate - 0.2%
     General Motors Acceptance Corp.
         7.45%             6/5/97                       340                 342
                                                                    -----------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount           Value
                                                --------------    -----------
SHORT-TERM INVESTMENTS - Continued
U. S. Government Obligation - 0.2%
     United States Treasury Bill
         5.35%             1/9/97               $       250       $       250(H)
                                                                  -----------


Repurchase Agreement - 3.2%
     J.P. Morgan Securities, Inc.
         6.80% dated 12/31/96, to be
         repurchased at $5,078 on 1/2/97
         (Collateral: $4,770 Federal
         National Mortgage Association
         Medium-term note, 8.55% due
         8/30/99, value, $5,342)                         5,076          5,076
                                                                  -----------


                                                    Actual
                                                   Contracts
                                                --------------

Option Purchased - N.M.
     Eurodollar Future Call
         March 97 Strike Price $94.25                    80                14
                                                                  -----------


Total Short-term Investments
     (Identified Cost - $5,712)                                         5,682
-------------------------------------------------------------------------------


Total Investments - 104.0%
     (Identified Cost - $162,577)                                 $   163,129
===============================================================================

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                Expiration    Actual        Appreciation/
                                   Date      Contracts     (Depreciation)

OPTIONS WRITTEN
   Eurodollar Call
     Strike Price $94.75     March 97          80              $   8
                                                               -----


FUTURES CONTRACTS SOLD
   Treasury Bond Future      March 97          25                 41
                                                               -----

(A) Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.
(B) The coupon rate shown on variable rate securities are the rates at December 31, 1996. These rates vary with the weighted average coupon of the underlying loans.
(C) Stripped Security - A security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
(D) Indexed Security - The rate of interest earned on these securities is tied to an index such as the Cost of Funds Index (COFI) or London Interbank Offered Rate (LIBOR). The coupon rate shown is the rate at December 31, 1996.
(E) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
(F) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(G) The rate of interest earned on this security is fixed at 5.67% until February 2001 and is 7.14% thereafter.
(H)  Collateral to cover futures sold.

N.M. Not Meaningful


----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABLITIES
                                December 31, 1996
                                   (Unaudited)


              Assets

Investments at value (Identified Cost - $162,576,932)     $163,128,898
Receivable for:
     Investments sold                                        4,421,953
     Fund shares sold                                              709
     Futures variation margin                                   31,250
Interest receivable                                          1,363,851
Dividends receivable                                            16,496
Other assets                                                    45,002
                                                       ---------------
         Total assets                                      169,008,159

              Liabilities

Payable for investments purchased                           12,021,015
Options written, at market (premiums received $11,400)           3,000
Due to adviser and administrator                                43,439
Accrued expenses                                                18,285
                                                       ---------------
         Total liabilities                                  12,085,739
                                                       ---------------
Net assets                                                $156,922,420
                                                       ===============


              Analysis of Net Assets

Common stock at par value $.001 per share,
     authorized 100,000,000 shares: issued
     and outstanding 1,486,633 shares                     $      1,487

Accumulated paid-in capital                                155,673,694

Undistributed net investment income                             58,555

Undistributed net realized gain on investments,
     options and futures                                       587,100

Unrealized appreciation of investments,
     options and futures                                       601,584
                                                       ---------------
Net assets                                                $156,922,420
                                                       ===============

Net asset value, offering price, and redemption
     price per share                                           $105.56
                                                               =======


See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                             STATEMENT OF OPERATIONS
                   For the Six Months Ended December 31, 1996
                                   (Unaudited)


Investment Income:
     Interest                                                   $4,173,997
     Dividends                                                      25,580
                                                                ----------
                                                                                $4,199,577

Expenses:
     Advisory fee                                                  219,370
     Administrative fee                                             31,338
     Custodian fee                                                  47,600
     Legal and audit fees                                           21,365
     Registration fees                                              16,330
     Directors' fees                                                 7,643
     Organizational expense                                          6,222
     Transfer agent and shareholder servicing expense                  530
     Reports to shareholders                                            90
     Other expenses                                                    432
                                                                ----------
                                                                   350,920
         Less fees waived                                          (65,175)
                                                                ----------
         Total expenses, net of waivers and reimbursements                         285,745
                                                                            --------------

Net Investment Income                                                            3,913,832

Net Realized and Unrealized Gain on Investments:
     Realized gain on investments, options and futures           1,397,167
     Unrealized appreciation of investments options and futures  1,100,397
                                                                ----------
Net Realized and Unrealized Gain on Investments                                  2,497,564
                                                                            --------------

Increase in Net Assets Resulting from Operations                                $6,411,396
                                                                            ==============

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS



                                                                        For the                         For the
                                                                   Six Months Ended                    Year Ended
                                                                   December 31, 1996                  June 30, 1996
                                                              --------------------------       --------------------
                                                                      (Unaudited)

Increase in Net Assets:
Net investment income                                             $      3,913,832                 $      2,179,679
Net realized gain on investments, options and futures                    1,397,167                          466,746
Change in unrealized appreciation of investments                         1,100,397                         (933,466)
                                                                  ----------------                 ----------------
Increase in net assets resulting from operations                         6,411,396                        1,712,978

Distributions to shareholders from:
Net investment income                                                   (4,773,465)                      (1,526,827)
Net realized gain on investments                                          (993,329)                        (619,788)

Increase in net assets from Fund share transactions                     90,198,755                       46,199,309
                                                                  ----------------                 ----------------

Increase in net assets                                                  90,843,357                       45,765,672

Net Assets:

Beginning of period                                                     66,079,063                       20,313,391
                                                                  ----------------                 ----------------

End of period (including undistributed
      net investment income of $58,555
      and $918,187 respectively)                                  $    156,922,420                 $     66,079,063
                                                                  ================                 ================

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                                                                    For The
                                                                        For the                   Years Ended
                                                                   Six Months Ended                 June 30,
                                                                     December 31,       -----------------------------
                                                                         1996                1996             1995
                                                                ----------------------  -------------     -----------
                                                                      (Unaudited)


PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    104.83        $    107.36       $    100.00
                                                                     ------------------------------------------------

Net investment income(A)                                                    2.37               5.41              3.86
Net realized and unrealized gain (loss)  on investments,
     options and futures                                                    2.86              (0.06)             6.02
                                                                     ------------------------------------------------
Total from investment operations                                            5.23               5.35              9.88
                                                                     ------------------------------------------------
Distributions to shareholders from:
     Net investment income                                                 (3.79)             (5.35)            (2.47)
     Net realized gain on investments                                      (0.71)             (2.53)            (0.05)
                                                                     ------------------------------------------------
Total distributions                                                        (4.50)             (7.88)            (2.52)
                                                                     ------------------------------------------------

Net asset value, end of period                                       $    105.56        $    104.83       $    107.36
                                                                     ================================================

Total return(A)                                                             5.03%(B)           5.15%            10.08%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets::
     Expenses(A)                                                             .46%(C)            .50%              .50%
     Net investment income(A)                                               6.24%(C)           6.28%             6.11%

Portfolio turnover rate                                                   125.13%(C)         841.89%           764.45%

Net assets, end of period (in thousands)                             $   156,922        $    66,079       $    20,313


----------

(A) Net of investment advisory and administrative fees waived pursuant to a voluntary expense limitation of 0.50% to August 5, 1996 and 0.45% thereafter.
(B)  Not annualized
(C)  Annualized

     See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)


1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Intermediate Portfolio ("Fund"), formerly known as Western Asset Trust Intermediate Duration Portfolio, a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to July 1, 1994, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Dividends to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Expense

Deferred   organizational   expenses  of  $53,920  are  being   amortized  on  a
straight-line basis through June 1999.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.


Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


2.  Financial Instruments:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period are as follows:

                                                   Calls                            Puts
                                           ------------------------      -----------------------
                                           Contracts       Premiums      Contracts      Premiums
                                           ------------------------      -----------------------
Options outstanding at June 30, 1996              -              -            -               -
Options written                                 352       $ 80,611        6,186        $ 68,933
Options closed                                 (266)       (67,006)      (6,186)        (68,933)
Options expired                                   -              -            -               -
Options exercised                                (6)        (2,205)           -               -
-------------------------------------------------------------------    -------------------------
Options outstanding at December 31, 1996         80       $ 11,400            -        $      -
===================================================================    =========================

2.  Financial Instruments - continued

Futures

The fund has entered into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at December 31, 1996 are described at the end of the "Portfolio of Investments", page 12.


3.  Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the six months ended December 31, 1996, aggregated $144,206,382 and $88,239,874, respectively. Purchases and sales of U.S. Government securities aggregated $261,261,265 and $229,549,871, respectively for the same period.

At December 31, 1996, the cost of securities for federal income tax purposes was $162,576,932. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,006,555 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $454,589.


4.  Fund Share Transactions:

At December 31, 1996, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                For the                                For the
                                           Six Months Ended                          Year Ended
                                           December 31,1996                         June 30, 1996
                                 ------------------------------------      ---------------------------------
                                      Shares               Amount               Shares            Amount
                                 ------------------------------------      ---------------------------------
Sold                                1,220,145           $89,819,783             478,708         $50,184,057
Reinvestment of distributions          53,933             5,730,095              20,430           2,145,317
Repurchased                          (417,802)           (5,351,123)            (57,990)         (6,130,066)
---------------------------------------------------------------------      ---------------------------------
Net increase                          856,276           $90,198,755             441,148         $46,199,308
======================================================================     =================================

5. Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.05% of average daily net assets of the Fund. At December 31, 1996, $6,611 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.35% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.45% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $65,175 were waived, and $36,828 was due to the Adviser at December 31, 1996.